NET REVENUES - Schedule of Changes in Deferred Revenue (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
NET REVENUES
Balance at the beginning of the period	¥ 219,717,574	¥ 202,453,092
Cash received in advance, net of VAT	261,312,149	223,388,868
Acquisition of Youru and subsequent movement	(1,336,197)	1,534,529
Revenue recognized from opening balance of deferred revenue	(122,951,789)	(113,271,035)
Revenue recognized from deferred revenue arising during the year	(102,430,097)	(88,928,077)
Disposal of equity interests in subsidiaries for deconsolidation		(1,609,644)
Change of refund liabilities	(2,165,691)	(3,850,159)
Balance at the end of the period	¥ 252,145,949	¥ 219,717,574